Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$189,583,172.82	0.6844158	$168,852,929.41	0.6095774	$20,730,243.40
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$395,583,172.82	0.3955832	$374,852,929.41	0.3748529	$20,730,243.40

Weighted Avg. Coupon (WAC)	4.53%		4.54%
Weighted Avg. Remaining Maturity (WARM)	37.80		36.91
Pool Receivables Balance	$433,719,339.14		$412,034,271.83
Remaining Number of Receivables	39,431		38,533

Adjusted Pool Balance	$415,785,532.22		$395,055,288.82

III. COLLECTIONS

Principal:
Principal Collections	$21,098,206.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$575,786.93
Total Principal Collections	$21,673,993.15

Interest:
Interest Collections	$1,634,585.87
Late Fees & Other Charges	$35,030.78
Interest on Repurchase Principal	$-
Total Interest Collections	$1,669,616.65

Collection Account Interest	$1,035.35
Reserve Account Interest	$241.56
Servicer Advances	$-

Total Collections	$23,344,886.71

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$23,344,886.71
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$28,395,476.56

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$361,432.78		$361,432.78	$361,432.78
Collection Account Interest					$1,035.35
Late Fees & Other Charges					$35,030.78
Total due to Servicer					$397,498.91

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$164,305.42		$164,305.42
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$315,624.17		$315,624.17	$315,624.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$22,407,282.71

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$20,730,243.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,730,243.40
Class A-4 Notes				$-
Class A Notes Total:		$20,730,243.40		$20,730,243.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,730,243.40		$20,730,243.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,677,039.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,933,806.92
Beginning Period Amount	$17,933,806.92
Current Period Amortization	$954,823.91
Ending Period Required Amount	$16,978,983.01
Ending Period Amount	$16,978,983.01
Next Distribution Date Amount	$16,053,557.10

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	4.86%	5.11%	5.11%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.54%	37,970	98.15%	$404,430,556.81
30 - 60 Days	1.18%	456	1.48%	$6,102,368.48
61 - 90 Days	0.24%	91	0.30%	$1,256,318.07
91 + Days	0.04%	16	0.06%	$245,028.47
		38,533		$412,034,271.83
Total
Delinquent Receivables 61 + days past due	0.28%	107	0.36%	$1,501,346.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	109	0.37%	$1,612,041.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	89	0.28%	$1,275,430.70
Three-Month Average Delinquency Ratio	0.26%		0.34%

Repossession in Current Period		32		$460,684.09
Repossession Inventory		47		$367,058.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$586,861.09
Recoveries				$(575,786.93)
Net Charge-offs for Current Period				$11,074.16

Beginning Pool Balance for Current Period				$433,719,339.14

Net Loss Ratio				0.03%
Net Loss Ratio for 1st Preceding Collection Period				0.17%
Net Loss Ratio for 2nd Preceding Collection Period				0.25%
Three-Month Average Net Loss Ratio for Current Period				0.15%

Cumulative Net Losses for All Periods				$6,031,299.30
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$1,260,219.92
Number of Extensions				89

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